EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 21,324	€ 18,832	€ 16,944
Employee benefits	134,147	123,045
Short-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	116,671	105,043
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 4,030	€ 4,099
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	3.40%	4.10%	380.00%
Average duration of benefit obligation	6 years	6 years	7 years